UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston,Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

4.30.2010

Ticker | HPS

John Hancock Preferred Income Fund III
April 30, 2010 (Unaudited)

	Shares	Value

Preferred Stocks 139.26%		$717,461,945
(Cost $785,339,246)

Consumer Discretionary 10.98%		56,580,101

Media 10.98%
CBS Corp., 7.250%	213,000	5,248,319
Comcast Corp., 6.625% (Z)	130,000	3,148,600
Comcast Corp., 7.000% (Z)	114,900	2,905,821
Comcast Corp., 7.000%, Series B (Z)	609,556	15,397,385
Viacom, Inc., 6.850% (Z)	1,196,635	29,879,976

Consumer Staples 1.90%		9,783,288

Food & Staples Retailing 1.90%
Ocean Spray Cranberries, Inc., 6.250%, Series A (S)(Z)	135,000	9,783,288

Energy 7.64%		39,354,455

Oil, Gas & Consumable Fuels 7.64%
Nexen, Inc., 7.350% (Z)	1,590,079	39,354,455

Financials 80.13%		412,814,823

Capital Markets 11.47%
Credit Suisse Guernsey, 7.900% (Z)	289,200	7,461,360
Lehman Brothers Holdings Capital Trust III, 6.375%, Series K (I)	808,400	80,840
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares, Series D (I)	142,601	11,551
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	457,017	10,109,216
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	380,700	8,539,101
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	408,700	9,379,665
Morgan Stanley Capital Trust III, 6.250%	166,000	3,647,020
Morgan Stanley Capital Trust IV, 6.250% (Z)	835,500	18,121,995
Morgan Stanley Capital Trust V, 5.750%	87,000	1,760,880
Commercial Banks 17.04%
Barclays Bank PLC, 7.100%, Series 3 (Z)	348,600	8,181,642
Barclays Bank PLC, 8.125%, Series 5	470,600	11,840,296
CA Preferred Funding Trust, 7.000%	9,000,000	8,415,000
Royal Bank of Scotland Group PLC, 5.750%, Series L (Z)	955,000	15,203,600
Santander Finance Preferred SA Unipersonal, 10.500%, Series 10	313,500	8,517,795
Santander Holdings USA, Inc., 7.300%, Series C	479,910	11,920,964
USB Capital VIII, 6.350%, Series 1 (Z)	502,800	11,750,436
USB Capital XI, 6.600%	71,900	1,778,806
Wells Fargo & Company, 8.000% (Z)	300,000	8,220,000
Wells Fargo Capital Trust IV, 7.000% (Z)	77,800	1,958,226
Consumer Finance 4.45%
HSBC Finance Corp., 6.360%, Depositary Shares, Series B (Z)	270,000	6,048,000
HSBC Finance Corp., 6.875% (Z)	576,118	14,328,055
SLM Corp., 6.000% (Z)	41,840	769,856
SLM Corp., 6.970%, Series A (Z)	44,899	1,760,041
Diversified Financial Services 22.45%
BAC Capital Trust II, 7.000% (Z)	94,600	2,175,800
Citigroup Capital X, 6.100%	741,300	14,744,457
Deutsche Bank Capital Funding Trust X, 7.350%	205,000	4,864,650
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	378,700	8,395,779

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John Hancock Preferred Income Fund III
April 30, 2010 (Unaudited)

	Shares	Value

Financials (continued)
Deutsche Bank Contingent Capital Trust III, 7.600%	311,000	$7,722,130
General Electric Capital Corp., 6.000%	88,000	2,182,400
General Electric Capital Corp., 6.050%	60,000	1,501,200
General Electric Capital Corp., 6.625%	35,000	882,000
ING Groep NV, 7.050% (Z)	598,970	11,919,503
ING Groep NV, 7.200% (Z)	765,000	15,468,300
JPMorgan Chase & Company, 5.720%, Series F	72,700	3,539,763
JPMorgan Chase & Company, 6.150%, Series E	152,000	7,555,920
JPMorgan Chase & Company, 8.625%	395,000	10,981,000
JPMorgan Chase Capital XXIX, 6.700%	248,000	6,014,000
RBS Capital Funding Trust V, 5.900% (Z)	752,000	10,302,400
RBS Capital Funding Trust VI, 6.250% (Z)	340,000	4,817,800
Repsol International Capital Ltd., 7.450%, Series A	102,800	2,602,896
Insurance 12.89%
Aegon NV, 6.375% (Z)	245,000	4,735,850
Aegon NV, 6.500% (Z)	215,000	4,145,200
Lincoln National Capital VI, 6.750%, Series F (Z)	271,500	6,469,845
MetLife, Inc., 6.500%, Series B (Z)	983,600	23,832,628
Phoenix Companies, Inc., 7.450% (Z)	600,549	11,800,788
PLC Capital Trust IV, 7.250% (Z)	257,200	6,368,272
PLC Capital Trust V, 6.125% (Z)	178,570	3,741,042
Prudential PLC, 6.500% (Z)	121,000	2,798,730
RenaissanceRe Holdings Ltd., 6.080%, Series C (Z)	122,300	2,483,913
Real Estate Investment Trusts 11.81%
Duke Realty Corp., 6.500%, Depositary Shares, Series K (Z)	151,600	3,295,784
Duke Realty Corp., 6.600%, Depositary Shares, Series L (Z)	118,500	2,596,335
Duke Realty Corp., 6.625%, Depositary Shares, Series J (Z)	638,100	13,929,723
PFGI Capital Corp., 7.750% (Z)	926,900	23,450,570
Wachovia Preferred Funding Corp., 7.250%, Series A (Z)	740,000	17,575,000
Thrifts & Mortgage Finance 0.02%
Federal National Mortgage Association, Series S (8.250% to
12/13/10, then 3 month LIBOR + 4.230%) (I)	80,000	116,800

Telecommunication Services 6.52%		33,598,791

Wireless Telecommunication Services 6.52%
Telephone & Data Systems, Inc., 7.600%, Series A (Z)	628,743	15,473,365
United States Cellular Corp., 7.500% (Z)	729,100	18,125,426

Utilities 32.09%		165,330,487

Electric Utilities 18.74%
Entergy Louisiana LLC, 6.000%	238,000	5,835,760
Entergy Mississippi, Inc., 6.200%	94,400	2,326,960
Entergy Mississippi, Inc., 7.250%	13,000	329,875
Entergy Texas, Inc., 7.875%	45,000	1,253,250
FPC Capital I, 7.100%, Series A (Z)	812,500	20,645,625
FPL Group Capital Trust I, 5.875% (Z)	268,000	6,817,920
FPL Group Capital, Inc., 7.450%, Series E (Z)	20,000	535,600
Georgia Power Company, 6.000%, Series R (Z)	702,000	17,690,400
HECO Capital Trust III, 6.500% (Z)	170,000	4,326,500
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	189,000	4,695,478

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John Hancock Preferred Income Fund III
April 30, 2010 (Unaudited)

	Shares	Value

Utilities (continued)
PPL Energy Supply, LLC, 7.000% (Z)	846,450	$21,542,153
Southern California Edison Company, 6.000%, Series C (Z)	50,000	4,720,315
Southern California Edison Company, 6.125% (Z)	20,000	1,910,000
Westar Energy, Inc., 6.100% (Z)	154,500	3,894,945

Independent Power Producers & Energy Traders 0.81%
Constellation Energy Group, Inc., 8.625%, Series A (Z)	160,000	4,184,000

Multi-Utilities 12.54%
BGE Capital Trust II, 6.200% (Z)	682,000	15,958,800
Consolidated Edison Companies of NY, Inc., 5.000%, Series A (Z)	21,100	1,873,047
Dominion Resources, Inc., 8.375%, Series A	248,000	7,023,360
DTE Energy Trust I, 7.800% (Z)	236,000	6,027,440
DTE Energy Trust II, 7.500% (Z)	59,400	1,521,828
Interstate Power & Light Company, 7.100%, Series C (Z)	208,900	5,341,573
Interstate Power & Light Company, 8.375%, Series B	211,700	6,187,991
SCANA Corp., 7.700% (Z)	755,300	20,687,667

Common Stocks 0.70%		$3,611,250
(Cost $3,813,931)

Telecommunication Services 0.70%		3,611,250

Diversified Telecommunication Services 0.70%
Verizon Communications, Inc.	125,000	3,611,250

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 5.65%			$29,115,671
(Cost $30,258,937)

Energy 2.34%				12,061,500

Oil, Gas & Consumable Fuels 2.34%
Southern Union Company,
(7.200% to 11/01/2011, then 3 month LIBOR + 3.0175%) (Z)	7.200%	11/01/66	$12,900,000	12,061,500

Utilities 3.31%				17,054,171

Electric Utilities 2.03%
Entergy Gulf States, Inc. (Z)	6.200	07/01/33	7,200,000	7,133,882
Kentucky Power Company (Z),
Series D	5.625	12/01/32	3,565,000	3,346,697
Multi-Utilities 1.28%
Dominion Resources Capital Trust I (Z)	7.830	12/01/27	6,364,000	6,573,592

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 4.27%			$21,997,656
(Cost $21,997,656)

Short-Term Securities 4.27%				21,997,656
Federal Home Loan Bank Discount Note	0.060%	05/03/10	$12,000,000	11,999,960

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John Hancock Preferred Income Fund III
April 30, 2010 (Unaudited)

		Maturity	Par value
	Yield*	date		Value
Short-Term Securities (continued)
U.S. Treasury Bill	0.010%	07/01/10	$10,000,000	$9,997,696

Total investments (Cost $841,409,770)† 149.88%				$772,186,522

Other assets and liabilities, net (49.88%)				($256,969,460)

Total net assets 100.00%				$515,217,062

The percentage shown for each investment category is the total value that the category as a percentage of the net assets applicable to common shareholders.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at April 30, 2010 was $553,891,489.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $841,556,630. Net unrealized depreciation aggregated $69,370,108, of which $22,095,302 related to appreciated investment securities and $91,465,410 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/10	Price	Inputs	Inputs
Preferred Stocks
Consumer Discretionary	$56,580,101	$56,580,101	—	—
Consumer Staples	9,783,288	—	$9,783,288	—
Energy	39,354,455	39,354,455	—	—
Financials	412,814,823	380,949,253	8,415,000	$23,450,570
Telecommunication Services	33,598,791	33,598,791	—	—
Utilities	165,330,487	152,751,444	12,579,043	—
Common Stocks
Telecommunication Services	3,611,250	3,611,250	—	—
Corporate Bonds
Energy	12,061,500	—	12,061,500	—
Utilities	17,054,171	—	17,054,171	—
Short-Term Investments	21,997,656	—	21,997,656	—
Total Investments in Securities	$772,186,522	$666,845,294	$81,890,658	$23,450,570
Other Financial Instruments	($8,493,281)	—	($8,493,281)	—
Totals	$763,693,241	$666,845,294	$73,397,377	$23,450,570

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of July 31, 2009	$21,421,229
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized gain (loss)	2,029,341
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of April 30, 2010	$23,450,570

During the nine month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing

5

techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Interest Rate Swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the nine month period ended April 30, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2010. During the nine month period ended April 30, 2010, the Fund invested in interest rate swaps with total notional values as represented below.

.

	USD	PAYMENTS	PAYMENTS
COUNTER-	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED
PARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
Bank of			3 Month
America	$87,500,000	4.374%	LIBOR (a)	11/15/2007	11/15/2010	($3,557,099)	($3,557,099)
			3 Month
Morgan Stanley	52,500,000	4.142%	LIBOR (a)	11/23/2007	11/23/2010	(1,947,109)	(1,947,109)
			3 Month
Morgan Stanley	87,500,000	3.790%	LIBOR (a)	01/07/2008	01/07/2011	(2,989,073)	(2,989,073)
	$227,500,000					($8,493,281)	($8,493,281)
(a) At April 30, 2010, the 3-month LIBOR rate was 0.34656%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010, by risk category:

	FINANICAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Interest rate swaps	-	($8,493,281)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s semi-annual and annual reports.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

P12Q3 4/10
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.	6/10
7

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010